INVESTMENT IN FINANCE LEASE (Tables)	6 Months Ended
Jun. 30, 2020
INVESTMENT IN FINANCE LEASE [Abstract]
Net Investment in Finance Lease
The Company’s net investment in finance lease consisted of the following (dollars in thousands):

	June 30, 2020	December 31, 2019
Total minimum lease payments receivable	$8,700	$9,600
Estimated unguaranteed residual value of leased asset	4,227	4,227
Unearned finance income	(1,901)	(2,188)
Net Investment in Finance Lease	$11,026	$11,639

Future Minimum Rental Payments Due Under Finance Lease
Presented below are the contracted future minimum rental payments due under the non-cancellable finance lease, as of June 30, 2020.

(Dollars in thousands)
July 1 through December 31, 2020	$900
Year ending December 31,
2021	1,800
2022	1,800
2023	1,800
2024	1,800
2025	600
Future minimum rental payments under finance lease	$8,700

Presented below are the contracted future minimum rental payments due under the non-cancellable finance lease, as of December 31, 2019.

Year ending December 31,	(Dollars in thousands)
2020	$1,800
2021	1,800
2022	1,800
2023	1,800
2024	1,800
Thereafter	600
Future minimum rental payments under finance lease	$9,600